Employee Benefit Plans and Defined Benefit Pension Plans - Net liabilities (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 21.4	$ 19.8
Net periodic pension cost	$ 0.4	1.7	1.4	$ 1.6
State-sponsored defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Total net liabilities		2.8	1.7
Pension benefit obligation			4.2
Plan assets			2.5
Primary state-sponsored plan related to Merisant employees in Switzerland and France
Defined Benefit Plan Disclosure [Line Items]
Pension benefit obligation		5.6
Plan assets		2.8
Net periodic pension cost		$ 0.3	$ 0.5	$ 0.5